Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nuveen Global Infrastructure Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	[1]	18.16%	11.09%	8.87%	(6.06%)	14.84%	(2.39%)	29.70%	(7.56%)	19.95%

[1]	Class R6 year-to-date total return as of March 31, 2026 was 10.36%. As of the date of this Prospectus, the ETF Class shares of the Fund had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Fund’s Class R6 shares, a mutual fund class of shares of the Fund not offered in this Prospectus. Returns for the ETF Class shares and Class R6 shares may vary due to differences in their expenses.